Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 1,767,488	$ 404,467	$ 2,171,955
UNITED STATES | U.S. federal government
Total	$ 1,767,488	$ 404,467	$ 2,171,955